GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 8,484,039	$ 7,818,125
Intangible assets	707,259	671,572
Total intangible assets and goodwill, net	$ 9,191,298	$ 8,489,697